FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

The following table presents information about the Company’s assets and liabilities that are measured at fair value at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2023	December 31, 2022
Assets:
Marketable securities held in the Trust Account	1	$70,627,915	$67,813,020

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in the Trust Account	1	$67,813,020	$-